Convertible note	9 Months Ended
Sep. 30, 2015
Debt Disclosure [Abstract]
Convertible note

Note 5 — Convertible note

On September 2, 2015, the Company entered into an agreement for the issuance of a convertible note to a third party lender for $120,000. The note accrues interest at 12% per annum maturing on July 2, 2016. The notes are convertible into shares of common stock at a conversion price equal to approximately 58% of the average of the lowest 3 trading prices for the common stock during the 20 day trading period ending on the latest and complete trading day prior to the conversion.

Derivative Analysis

Because the conversion feature included in the convertible note payable has full reset adjustments tied to future issuances of equity securities by the Company, it is subject to derivative liability treatment under Section 815-40-15 of the FASB Accounting Standard Codification (“Section 815-40-15”).

Generally accepted accounting principles require that:

a.	Derivative financial instruments be recorded at their fair value on the date of issuance and then adjusted to fair value at each subsequent balance sheet date with any change in fair value reported in the statement of operations; and

b.	The classification of derivative financial instruments be reassessed as of each balance sheet date and, if appropriate, be reclassified as a result of events during the reporting period then ended.

Upon issuance of the note, a debt discount was recorded and any difference in comparison to the face value of the note, representing the fair value of the conversion feature and the warrants in excess of the debt discount, was immediately charged to interest expense.  The debt discount is amortized over the earlier of (i) the term of the debt or (ii) conversion of the debt, using the straight-line method which approximates the interest method. The amortization of debt discount is included as a component of interest expense in the condensed consolidated statements of operations. There was unamortized debt discount of $105,532 as of September 30, 2015.

The fair value of the embedded conversion feature was estimated using the Black-Scholes option-pricing model. See Note 6 for the estimates and assumptions used.